Accrued Expenses And Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
summary of Accrued Expenses
Accrued expenses and other current liabilities consist of the following:

	September 30, 2020	December 31, 2019
Employee compensation, benefits, and payroll taxes	$18,133	$11,698
Professional services	3,805	3,351
Provider services	4,043	2,709
Transaction costs	2,518	—
Other	9,802	9,593

Total	$38,301	$27,351

Accrued expenses consist of the following:

	December 31,
	2018	2019
Employee compensation and benefits	$11,181	$11,698
Professional services	1,345	3,351
Provider services	1,772	2,709
Other	5,180	9,593

Total	$19,478	$27,351